Specific Items - Summary of Specific Items (Detail) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Specific revenue
Specific revenue	£ 11,588	£ 11,786
Specific operating costs
Specific operating costs	(9,896)	(10,332)
Specific operating loss	(1,692)	(1,454)
Profit before tax	(1,454)	(1,174)
Net specific items charge after tax	(1,144)	(881)
Specific items [member]
Specific revenue
Retrospective regulatory matters	36	14
Specific revenue	36	14
Specific operating costs
Restructuring charge	206	130
Retrospective regulatory matters	5	13
Italian business investigation	1	6
EE acquisition warranty claims		225
Profit on disposal of business		(1)
Specific operating costs	212	373
Specific operating loss	248	387
Net interest expense on pensions	69	109
Profit before tax	317	496
Tax credit on specific items before tax	(52)	(46)
Net specific items charge after tax	£ 265	£ 450